Note 12 - Supplemental Balance Sheet Information (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Other Current Liabilities [Table Text Block]
	As of December 31,	As of March 31,
	2020	2021
	$	$
		( Unaudited)

Compensation related	2,222	714
Professional services	373	46
Other taxes related	857	876
Forward liability	278	278
Others	76	10

Total	3,806	1,924